REVENUE - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 30, 2019	Mar. 31, 2018	Dec. 29, 2018
Disaggregation of Revenue [Line Items]
Total net sales	$ 155,353	$ 135,257
Sales Revenue | Customer Concentration Risk | One customer
Disaggregation of Revenue [Line Items]
Customer concentration	15.00%	15.00%
United States
Disaggregation of Revenue [Line Items]
Total net sales	$ 148,668	$ 133,790
International
Disaggregation of Revenue [Line Items]
Total net sales	6,685	1,467
Coolers & Equipment
Disaggregation of Revenue [Line Items]
Total net sales	59,652	53,742
Drinkware
Disaggregation of Revenue [Line Items]
Total net sales	90,955	75,786
Customer concentration			89.00%
Other
Disaggregation of Revenue [Line Items]
Total net sales	4,746	5,729
Wholesale
Disaggregation of Revenue [Line Items]
Total net sales	93,608	86,992
Direct-to-consumer
Disaggregation of Revenue [Line Items]
Total net sales	$ 61,745	$ 48,265